INSURANCE CONTRACTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balances	R$ 304,755,965
Closing balances	344,792,222	R$ 304,755,965
Estimates of present value of future cash flows [member]
IfrsStatementLineItems [Line Items]
Financial expenses of insurance contracts	20,401,948	17,144,771
Risk adjustment for non-financial risk [member]
IfrsStatementLineItems [Line Items]
Financial expenses of insurance contracts	152,798	89,873
Insurance contracts other than those to which premium allocation approach has been applied [member] | Estimates of present value of future cash flows [member]
IfrsStatementLineItems [Line Items]
Opening balances	2,043,558	1,683,469
Insurance expenses	(893,936)	240,998
Claims reported and other insurance costs	(2,739,901)	(3,096,622)
Adjustments for incurred claim liabilities	1,845,965	3,337,620
Insurance result	(893,936)	240,998
Financial expenses	132,910	135,485
Financial expenses of insurance contracts	132,910	135,485
Total changes in statement of comprehensive income	20,379	(16,394)
Closing balances	1,302,911	2,043,558
Insurance contracts other than those to which premium allocation approach has been applied [member] | Risk adjustment for non-financial risk [member]
IfrsStatementLineItems [Line Items]
Opening balances	52,341	31,933
Insurance expenses	14,280	17,798
Claims reported and other insurance costs	(68,697)	(70,395)
Adjustments for incurred claim liabilities	82,977	88,193
Insurance result	14,280	17,798
Financial expenses	4,024	2,945
Financial expenses of insurance contracts	4,024	2,945
Total changes in statement of comprehensive income	1,303	(335)
Closing balances	71,948	52,341
Insurance contracts other than those to which premium allocation approach has been applied [member] | Net liabilities or assets for remaining coverage excluding loss component [member]
IfrsStatementLineItems [Line Items]
Opening balances	286,304,346	262,071,331
Insurance revenue	(51,980,046)	(45,339,639)
Total retrospective method contracts	(47,080,099)	(40,135,537)
Fair value method contracts	(4,899,947)	(5,204,102)
Insurance expenses	224,948	103,005
Claims reported and other insurance costs	224,948	103,005
Insurance result	(51,755,098)	(45,236,634)
Financial expenses	21,346,087	17,819,331
Financial expenses of insurance contracts	21,346,087	17,819,331
Total changes in statement of comprehensive income	1,710,833	(3,858,009)
Agreements recognized in the period	105,954,544	103,548,967
Estimated cash flows	(39,050,180)	(48,040,640)
Premiums received	(28,295,470)	(32,298,080)
Commissions	(245,201)	(252,391)
Experience adjustment	(10,509,509)	(15,490,169)
Closing balances	324,510,532	286,304,346
Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss component [member]
IfrsStatementLineItems [Line Items]
Opening balances	6,220,383	6,021,815
Insurance expenses	(450,992)	(281,196)
Claims reported and other insurance costs	(17)	(94)
Onerous contract recoveries	(450,975)	(281,102)
Insurance result	(450,992)	(281,196)
Financial expenses	(6,817)	(676)
Financial expenses of insurance contracts	(6,817)	(676)
Total changes in statement of comprehensive income	294
Agreements recognized in the period	258,688	401,065
Estimated cash flows	616,543	79,375
Experience adjustment	616,543	79,375
Closing balances	6,638,099	6,220,383
Insurance contracts to which premium allocation approach has been applied [member] | Estimates of present value of future cash flows [member]
IfrsStatementLineItems [Line Items]
Opening balances	9,885,830	10,521,649
Insurance expenses	997,384	(1,241,314)
Claims reported and other insurance costs	(24,668,608)	(22,768,330)
Adjustments for incurred claim liabilities	25,665,992	21,527,016
Insurance result	997,384	(1,241,314)
Financial expenses	830,999	708,772
Financial expenses of insurance contracts	830,999	708,772
Total changes in statement of comprehensive income	133,461	(103,277)
Closing balances	11,847,674	9,885,830
Insurance contracts to which premium allocation approach has been applied [member] | Risk adjustment for non-financial risk [member]
IfrsStatementLineItems [Line Items]
Opening balances	249,507	199,394
Insurance expenses	144,198	37,128
Claims reported and other insurance costs	(603,871)	(513,703)
Adjustments for incurred claim liabilities	748,069	550,831
Insurance result	144,198	37,128
Financial expenses	21,979	14,997
Financial expenses of insurance contracts	21,979	14,997
Total changes in statement of comprehensive income	5,374	(2,012)
Closing balances	R$ 421,058	R$ 249,507